Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property and Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	June 30, 2019	December 31, 2018
Manufacturing Equipment- Molds	$132,513	$70,363
Office Equipment	2,689	-
Accumulated Depreciation	(37,093)	(35,917)
Total	$98,109	$34,446

	December 31, 2018	December 31, 2017
Manufacturing Equipment- Molds	$70,363	$50,963
Accumulated Depreciation	(35,917)	(35,263)
	$34,446	$15,700

Estimated Useful Life [Member]
Property and Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows as of June 30, 2019 and December 31, 2018:

Estimated Useful Life
Molds and Office Equipment	3 to 10 years
The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:
Estimated Useful Life
Molds	3 to 7 years